REGULATORY FRAMEWORK (Details) - ARS ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2022	Sep. 30, 2012
Disclosure on Regulatory Framework [Line Items]
Monthly Obligation Settlement Percentage Of Total Contribution		30.00%
Deposit payable, as required by the CNC			$ 208
Tuves Paraguay [member]
Disclosure on Regulatory Framework [Line Items]
Renewable term of license		5 years
Amendments to the LAD
Disclosure on Regulatory Framework [Line Items]
Period of extension for the use of spectrum frequencies by radio-electric link subscription broadcasting services	10 years
License agreement for STMC and PCS, installation and provision of Internet and Data | Nucleo [Member]
Disclosure on Regulatory Framework [Line Items]
Renewable term of license		5 years